Shareholders' Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of shareholders' capital
Crescent Point has an unlimited number of common shares authorized for issuance.

	2023		2022
	Number of shares	Amount ($ millions)	Number of shares	Amount ($ millions)
Common shares, beginning of year	550,888,983	16,675.8	579,484,032	16,963.4
Issued on capital acquisition	53,202,339	493.0	—	—
Issued for cash	48,550,000	500.1	—	—
Issued on redemption of restricted shares	1,436,017	4.9	1,713,730	5.2
Issued on exercise of stock options	464,051	0.7	1,038,321	1.4
Common shares repurchased for cancellation	(34,611,900)	(349.9)	(31,347,100)	(294.2)
Common shares, end of year	619,929,490	17,324.6	550,888,983	16,675.8
Cumulative share issue costs, net of tax	—	(271.9)	—	(256.5)
Total shareholders’ capital, end of year	619,929,490	17,052.7	550,888,983	16,419.3